Schedule of Investments (unaudited)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.2%
Abacus Property Group	9,874	$27,225
Accent Group Ltd.	6,940	12,382
Arena REIT	6,876	24,664
AUB Group Ltd.	1,496	28,069
Australian Pharmaceutical Industries Ltd.	8,188	10,306
Aventus Group	8,892	23,290
Bapcor Ltd.	7,330	37,363
Bega Cheese Ltd.	6,387	26,376
Brickworks Ltd.	1,282	22,547
BWP Trust	10,398	31,392
BWX Ltd.	2,666	8,452
Centuria Industrial REIT	9,940	30,306
Centuria Office REIT	8,865	15,093
Charter Hall Long Wale REIT	11,630	42,740
Charter Hall Retail REIT	10,432	32,339
Charter Hall Social Infrastructure REIT	7,172	21,557
Costa Group Holdings Ltd.	9,392	20,729
Data#3 Ltd.	3,128	13,374
Elders Ltd.	3,281	29,299
Emeco Holdings Ltd.	11,556	7,407
Estia Health Ltd.	4,832	8,090
Gold Road Resources Ltd.	17,961	20,585
Growthpoint Properties Australia Ltd.	6,124	19,420
GUD Holdings Ltd.	2,146	17,752
GWA Group Ltd.	6,012	12,044
Healius Ltd.	12,282	47,055
Imdex Ltd.	8,317	17,850
Ingenia Communities Group	6,556	29,660
Link Administration Holdings Ltd.	11,133	45,105
McMillan Shakespeare Ltd.	1,106	9,728
Monadelphous Group Ltd.	1,876	13,188
Mount Gibson Iron Ltd.	17,156	5,306
National Storage REIT	24,829	48,031
New Hope Corp. Ltd.(a)	4,828	7,841
NIB Holdings Ltd.	9,876	50,323
Pendal Group Ltd.	6,035	24,461
Premier Investments Ltd.	1,762	38,879
Regis Resources Ltd.	14,026	19,960
Reliance Worldwide Corp. Ltd.	17,152	78,374
Sandfire Resources Ltd.	4,175	20,058
Select Harvests Ltd.	2,633	11,896
Senex Energy Ltd.	3,312	11,148
SmartGroup Corp. Ltd.	1,860	10,493
Steadfast Group Ltd.	18,735	71,509
Super Retail Group Ltd.	3,543	32,104
Tassal Group Ltd.	4,488	11,397
Virtus Health Ltd.	1,244	6,197
Waypoint REIT	15,920	32,776
		1,186,140
Austria — 1.4%
EVN AG	775	23,383
Oesterreichische Post AG	720	30,804
Strabag SE	331	13,760
UNIQA Insurance Group AG	2,405	22,019
Vienna Insurance Group AG Wiener Versicherung Gruppe	816	23,162
Wienerberger AG	2,431	89,275
		202,403
Security	Shares	Value

Belgium — 2.2%
Befimmo SA	449	$17,251
Bekaert SA	771	34,279
bpost SA(b)	2,174	18,976
Cofinimmo SA	636	101,584
Euronav NV	4,372	38,753
KBC Ancora	768	36,731
Montea NV	266	40,029
Orange Belgium SA	329	7,454
Tessenderlo Group SA(b)	546	20,696
		315,753
Canada — 21.0%
Aecon Group Inc.	1,261	16,827
Alamos Gold Inc., Class A	8,592	66,090
Allied Properties REIT	2,713	94,262
AltaGas Ltd.	5,987	129,258
ARC Resources Ltd.	14,274	129,769
B2Gold Corp.	22,614	89,029
Canadian Apartment Properties REIT	3,697	175,242
Canadian Western Bank	1,831	52,544
Canfor Corp.(b)	1,327	33,633
Capital Power Corp.	2,311	72,091
Cascades Inc.	2,081	22,982
Celestica Inc.(b)	2,390	26,640
Choice Properties REIT	5,516	66,238
CI Financial Corp.	4,098	85,656
Dream Office REIT	777	15,129
Finning International Inc.	3,516	88,612
Granite REIT	1,249	104,071
Home Capital Group Inc.(b)	1,043	32,215
iA Financial Corp. Inc.	2,312	132,292
IAMGOLD Corp.(b)	10,179	31,705
Kinross Gold Corp.	27,305	158,440
Kirkland Lake Gold Ltd.	5,790	242,640
Laurentian Bank of Canada	924	29,343
Linamar Corp.	988	58,525
Lundin Mining Corp.	14,101	110,137
Maple Leaf Foods Inc.	1,639	37,912
Martinrea International Inc.	1,764	16,037
Mullen Group Ltd.	1,932	17,763
North West Co. Inc. (The)	1,020	27,610
Onex Corp.	1,640	128,716
Parex Resources Inc.	2,699	46,109
PrairieSky Royalty Ltd.	4,217	45,439
Russel Metals Inc.	1,396	37,114
Tourmaline Oil Corp.	5,976	192,940
TransAlta Corp.	5,059	56,191
Transcontinental Inc., Class A	1,602	25,722
West Fraser Timber Co. Ltd.	2,439	232,688
Westshore Terminals Investment Corp.	834	17,683
Yamana Gold Inc.	20,849	87,685
		3,032,979
China — 0.1%
Asia Cement China Holdings Corp.	10,000	6,395
Pou Sheng International Holdings Ltd.(b)	44,000	6,439
		12,834
Denmark — 1.5%
FLSmidth & Co. A/S	1,083	40,485
NKT A/S(b)	945	45,708
Scandinavian Tobacco Group A/S, Class A(c)	1,334	28,020

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Schouw & Co. A/S	269	$23,426
Spar Nord Bank A/S	1,757	22,487
Topdanmark A/S	916	51,381
		211,507
Finland — 2.6%
Cargotec OYJ, Class B	1,054	52,601
Kemira OYJ	1,881	28,500
Konecranes OYJ	1,572	62,974
Metsa Board OYJ, Class B	3,746	36,700
Outokumpu OYJ(b)	6,668	41,816
Sanoma OYJ	1,598	24,673
Terveystalo Oyj(c)	1,339	18,002
TietoEVRY OYJ	1,846	57,664
Uponor OYJ	1,183	28,023
YIT OYJ	3,590	17,655
		368,608
France — 3.5%
APERAM SA	987	53,726
Coface SA(b)	2,246	32,003
Fnac Darty SA	377	24,672
IPSOS	833	39,021
Mersen SA	313	13,185
Metropole Television SA	1,409	27,572
Nexans SA	649	63,459
Nexity SA	913	42,994
Peugeot Invest	114	16,096
Rothschild & Co.	608	27,931
Sopra Steria Group SACA	309	55,452
SPIE SA	2,696	69,841
Television Francaise 1	2,307	22,923
Vicat SA	321	13,151
		502,026
Germany — 3.1%
alstria office REIT-AG	3,851	85,627
Aurubis AG	779	77,870
Bilfinger SE	584	19,751
Deutsche EuroShop AG	1,100	18,334
Freenet AG	2,763	73,021
Hamburger Hafen und Logistik AG	524	12,266
Hornbach Holding AG & Co. KGaA	180	27,032
Kloeckner & Co. SE(b)	1,611	19,611
Salzgitter AG(b)	832	29,726
Sirius Real Estate Ltd.	20,824	39,856
Suedzucker AG	1,631	24,591
Takkt AG	678	11,856
Wacker Neuson SE	542	15,503
		455,044
Hong Kong — 0.1%
Chow Sang Sang Holdings International Ltd.	4,000	5,589
CITIC Telecom International Holdings Ltd.	32,000	10,797
		16,386
Ireland — 0.7%
Grafton Group PLC	4,753	79,804
Hibernia REIT PLC	14,621	21,640
		101,444
Israel — 0.8%
Clal Insurance Enterprises Holdings Ltd.(b)	1,020	26,115
FIBI Holdings Ltd.	376	17,170
Formula Systems 1985 Ltd.	164	19,996
Security	Shares	Value

Israel (continued)
Isracard Ltd.	4,032	$19,869
Menora Mivtachim Holdings Ltd.	468	11,064
Oil Refineries Ltd.(b)	31,037	8,888
Summit Real Estate Holdings Ltd.(b)	884	18,602
Tera Light Ltd.(b)	468	1,128
		122,832
Italy — 1.2%
Banca IFIS SpA	546	10,547
Banca Popolare di Sondrio SCPA	9,679	40,636
BPER Banca	22,776	47,072
Credito Emiliano SpA	1,599	10,554
Societa Cattolica Di Assicurazione SPA(a)(b)	685	4,513
Unipol Gruppo SpA	10,354	56,071
		169,393
Japan — 14.4%
Adeka Corp.	2,000	44,670
Aisan Industry Co. Ltd.	800	5,325
Alconix Corp.	400	4,663
Alpen Co. Ltd.	400	7,433
AOKI Holdings Inc.	800	4,297
Arata Corp.	400	15,329
Arcs Co. Ltd.	800	14,857
Autobacs Seven Co. Ltd.	1,200	14,641
Awa Bank Ltd. (The)	800	15,102
Axial Retailing Inc.	400	11,731
Belluna Co. Ltd.	1,200	7,388
Bunka Shutter Co. Ltd.	1,200	11,206
C.I. Takiron Corp.	800	3,914
Canon Electronics Inc.	400	5,516
Cawachi Ltd.	400	7,660
Central Glass Co. Ltd.	800	14,838
Chubu Shiryo Co. Ltd.	400	3,426
Chudenko Corp.	400	7,391
Chugoku Marine Paints Ltd.	1,200	9,905
Daibiru Corp.	800	15,420
DCM Holdings Co. Ltd.	2,000	18,514
Digital Holdings Inc.(b)	400	4,583
Doshisha Co. Ltd.	400	5,447
DyDo Group Holdings Inc.	180	7,418
Eagle Industry Co. Ltd.	400	3,838
EDION Corp.	2,000	18,671
Exedy Corp.	800	11,582
FCC Co. Ltd.	800	10,411
Feed One Co. Ltd.	800	4,876
Foster Electric Co. Ltd.	400	2,536
Fudo Tetra Corp.	400	5,825
Fuji Seal International Inc.	800	14,729
Fujibo Holdings Inc.	400	14,252
Furukawa Co. Ltd.	800	8,836
Furuno Electric Co. Ltd.	400	4,205
Futaba Industrial Co. Ltd.	1,600	6,054
Geo Holdings Corp.	400	4,311
Goldcrest Co. Ltd.	400	5,628
Gunze Ltd.	400	14,048
H2O Retailing Corp.	2,000	14,095
Hakuto Co. Ltd.	400	9,199
Hamakyorex Co. Ltd.	400	10,103
Hanwa Co. Ltd.	800	22,696
Heiwado Co. Ltd.	800	13,428
HI-LEX Corp.	400	5,211

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hitachi Zosen Corp.	3,600	$24,962
Hokuetsu Corp.	2,800	17,504
Hokuto Corp.	400	6,638
Honeys Holdings Co. Ltd.	400	3,543
Hosiden Corp.	1,200	12,021
Inabata & Co. Ltd.	800	11,679
Iseki & Co. Ltd.	400	4,806
Ishihara Sangyo Kaisha Ltd.	800	8,284
Itochu Enex Co. Ltd.	1,200	10,395
Japan Petroleum Exploration Co. Ltd.	800	17,421
Japan Wool Textile Co. Ltd. (The)	1,200	9,550
Joshin Denki Co. Ltd.	400	7,447
Joyful Honda Co. Ltd.	1,200	15,368
JVCKenwood Corp.	3,600	5,515
Kaga Electronics Co. Ltd.	400	11,369
Kanamoto Co. Ltd.	800	16,783
Kanematsu Corp.	1,600	17,824
Kanto Denka Kogyo Co. Ltd.	800	7,881
Katakura Industries Co. Ltd.(a)(b)	400	8,582
Kato Sangyo Co. Ltd.	400	11,662
Keiyo Co. Ltd.	800	5,892
Kintetsu World Express Inc.	800	20,760
Kissei Pharmaceutical Co. Ltd.	800	15,698
Kitz Corp.	1,600	9,904
Kiyo Bank Ltd. (The)	1,200	14,720
Kohnan Shoji Co. Ltd.	400	11,771
Kojima Co. Ltd.	400	1,884
Komeri Co. Ltd.	800	17,807
Kurabo Industries Ltd.	400	6,805
Kureha Corp.	400	28,579
Kyoei Steel Ltd.	400	4,923
Kyokuto Kaihatsu Kogyo Co. Ltd.	800	10,636
LEC Inc.	400	3,007
Life Corp.	400	11,848
Macnica Fuji Electronics Holdings Inc.	1,200	28,715
Makino Milling Machine Co. Ltd.	400	14,315
Marusan Securities Co. Ltd.	1,200	5,417
Maxell Ltd.	800	9,522
Megachips Corp.	400	17,911
Meidensha Corp.	800	19,067
Mimasu Semiconductor Industry Co. Ltd.	400	9,218
Mirait Holdings Corp.	2,000	32,993
Mixi Inc.	800	14,010
Mizuno Corp.	400	7,800
Modec Inc.	400	4,791
Nachi-Fujikoshi Corp.	400	14,339
Nichiha Corp.	400	10,635
Nihon Chouzai Co. Ltd.	400	4,783
Nihon Parkerizing Co. Ltd.	2,000	19,575
Nikkon Holdings Co. Ltd.	1,200	22,609
Nippn Corp., New	1,200	17,293
Nippon Densetsu Kogyo Co. Ltd.	800	11,577
Nippon Light Metal Holdings Co. Ltd.	1,200	18,020
Nippon Soda Co. Ltd.	400	11,515
Nippon Steel Trading Corp.	400	17,465
Nippon Suisan Kaisha Ltd.	5,600	26,468
Nippon Yakin Kogyo Co. Ltd.	400	7,890
Nishio Rent All Co. Ltd.	400	9,985
Nissha Co. Ltd.	800	11,624
Nisshinbo Holdings Inc.	3,200	24,361
Security	Shares	Value

Japan (continued)
Nitta Corp.	400	$10,251
Nitto Kogyo Corp.	400	5,530
Nojima Corp.	800	16,752
Noritake Co. Ltd./Nagoya Japan	400	17,441
Noritsu Koki Co. Ltd.	400	9,429
Noritz Corp.	800	11,681
Obara Group Inc.	400	12,036
Okamura Corp.	1,600	17,882
Oki Electric Industry Co. Ltd.	2,000	15,730
Okinawa Financial Group Inc., NVS	400	7,693
Okuwa Co. Ltd.	400	3,307
Oyo Corp.	400	7,473
Pacific Industrial Co. Ltd.	1,200	12,687
Pacific Metals Co. Ltd.	400	7,434
Pasona Group Inc.	400	11,476
Press Kogyo Co. Ltd.	2,000	6,785
Pressance Corp.	400	7,289
Prima Meat Packers Ltd.	800	17,269
Qol Holdings Co. Ltd.	400	4,872
Raito Kogyo Co. Ltd.	800	13,780
Restar Holdings Corp.	400	7,009
Retail Partners Co. Ltd.	800	9,540
Ryobi Ltd.	400	3,813
S Foods Inc.	400	12,110
Sakai Chemical Industry Co. Ltd.	400	7,969
Sakata INX Corp.	800	6,915
Sankyo Tateyama Inc.	800	5,034
Sanyo Chemical Industries Ltd.	400	18,566
Sanyo Special Steel Co. Ltd.	400	7,092
Sekisui Jushi Corp.	400	7,276
Shin-Etsu Polymer Co. Ltd.	800	7,695
Shinmaywa Industries Ltd.	1,200	9,128
Shizuoka Gas Co. Ltd.	1,200	10,284
Siix Corp.	800	9,851
Sinfonia Technology Co. Ltd.	400	4,566
Sintokogio Ltd.	1,200	7,410
Sodick Co. Ltd.	800	5,693
Starts Corp. Inc.	800	17,481
Sumitomo Mitsui Construction Co. Ltd.	3,200	11,907
Sumitomo Riko Co. Ltd.	800	4,132
Sumitomo Warehouse Co. Ltd. (The)	1,200	20,290
Sun Frontier Fudousan Co. Ltd.	800	6,965
Suruga Bank Ltd.	4,000	17,669
SWCC Showa Holdings Co. Ltd.	400	5,787
Tachibana Eletech Co. Ltd.	400	5,570
Taihei Dengyo Kaisha Ltd.	400	9,980
Taikisha Ltd.	400	10,897
Takaoka Toko Co. Ltd.	400	4,940
Takasago International Corp.	400	10,054
Takasago Thermal Engineering Co. Ltd.	1,200	19,798
Tamron Co. Ltd.	400	9,924
Tekken Corp.	400	6,233
Toa Corp./Tokyo.	400	8,412
Toagosei Co. Ltd.	2,800	28,168
Toho Holdings Co. Ltd.	1,200	18,316
Tokyo Steel Manufacturing Co. Ltd.	1,600	19,192
Tokyu Construction Co. Ltd.	1,600	9,267
Tomy Co. Ltd.	2,000	19,112
Topre Corp.	800	8,278
Towa Pharmaceutical Co. Ltd.	400	9,969

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toyo Ink SC Holdings Co. Ltd.	800	$13,402
Toyo Tanso Co. Ltd.	400	11,138
Toyobo Co. Ltd.	2,000	21,861
TPR Co. Ltd.	400	4,957
Tsubakimoto Chain Co.	800	21,985
United Super Markets Holdings Inc.	1,200	11,037
Valor Holdings Co. Ltd.	800	14,939
Valqua Ltd.	400	9,428
Vital KSK Holdings Inc.	800	5,609
VT Holdings Co. Ltd.	2,000	8,113
Wakita & Co. Ltd.	800	7,490
Warabeya Nichiyo Holdings Co. Ltd.	400	7,175
YAMABIKO Corp.	800	8,675
Yamazen Corp.	1,200	11,236
Yellow Hat Ltd.	800	11,512
Yodogawa Steel Works Ltd.	400	8,859
Yondoshi Holdings Inc.	400	6,125
Yuasa Trading Co. Ltd.	400	10,367
		2,083,571
Luxembourg — 0.1%
Kernel Holding SA.	1,134	16,477

Netherlands — 2.4%
Accell Group NV(b)	468	25,530
Arcadis NV	1,573	75,781
Boskalis Westminster	1,687	49,189
Flow Traders(c)	576	21,110
MFE-MediaForEurope NV(b)	6,120	6,239
MFE-MediaForEurope NV	6,120	8,649
PostNL NV	10,071	43,790
Rhi Magnesita NV	635	28,348
Sligro Food Group NV(b)	736	17,857
TKH Group NV	900	56,804
Vastned Retail NV	377	10,301
		343,598
New Zealand — 1.3%
Genesis Energy Ltd.	11,189	21,917
Goodman Property Trust	23,800	42,019
Kathmandu Holdings Ltd.	12,628	13,137
Oceania Healthcare Ltd.	14,746	13,526
Precinct Properties New Zealand Ltd.(a)	22,796	26,063
Summerset Group Holdings Ltd.	4,960	46,419
Z Energy Ltd.	9,830	23,901
		186,982
Norway — 2.4%
Atea ASA	1,841	34,258
Austevoll Seafood ASA	1,920	23,115
Elkem ASA(c)	5,784	19,495
Entra ASA(c)	3,619	81,399
Kongsberg Gruppen ASA	1,638	53,078
Norway Royal Salmon ASA	292	5,413
Storebrand ASA	10,096	101,173
Veidekke ASA	2,326	34,970
		352,901
Poland — 0.1%
Grupa Azoty SA(b)	988	8,284

Singapore — 1.0%
CapitaLand China Trust	22,400	19,788
CDL Hospitality Trusts	17,200	14,934
Security	Shares	Value

Singapore (continued)
COSCO Shipping International Singapore Co. Ltd.(b)	24,000	$4,557
Cromwell European Real Estate Investment Trust	6,920	19,932
First Resources Ltd.	10,800	12,110
Haw Par Corp. Ltd.	3,200	26,973
Manulife US Real Estate Investment Trust	31,200	20,906
Raffles Medical Group Ltd.(a)	20,400	20,739
Sheng Siong Group Ltd.(a)	9,600	10,401
		150,340
Sweden — 8.8%
AFRY AB	2,118	59,616
Arjo AB, Class B	4,833	59,139
Atrium Ljungberg AB, Class B	958	21,172
Axfood AB	2,241	64,514
Betsson AB, Class B	2,631	15,848
Bilia AB, Class A	1,683	29,738
BillerudKorsnas AB	3,807	71,646
Bonava AB, Class B	1,782	15,425
Bravida Holding AB(c)	4,364	61,296
Bure Equity AB	1,180	57,046
Cloetta AB, Class B	4,329	12,534
Dometic Group AB(c)	6,943	91,142
Fabege AB	5,567	93,173
Granges AB	2,408	28,151
Hexpol AB	5,342	71,437
Hufvudstaden AB, Class A	2,301	34,378
Lindab International AB	1,498	53,286
Loomis AB	1,622	43,206
Medicover AB	1,244	50,793
Mekonomen AB(b)	865	15,003
Munters Group AB(c)	2,307	17,859
NCC AB, Class B	2,021	37,465
Nobia AB	2,545	15,325
Nordic Entertainment Group AB, Class B(b)	1,642	85,077
Peab AB, Class B	4,265	53,750
Ratos AB, Class B	4,253	27,182
Resurs Holding AB(c)	3,181	13,351
Solid Forsakring AB(b)	318	2,068
SSAB AB, Class B(b)	14,619	73,453
		1,274,073
Switzerland — 6.7%
ALSO Holding AG, Registered	60	19,676
Arbonia AG	984	22,186
Bobst Group SA, Registered(b)	168	15,243
Bossard Holding AG, Class A, Registered	55	19,779
Bucher Industries AG, Registered	138	68,002
Burckhardt Compression Holding AG	65	30,731
Bystronic AG, Registered	28	39,307
Cembra Money Bank AG	632	45,972
Emmi AG, Registered	43	50,669
Forbo Holding AG, Registered	23	47,118
Galenica AG(c)	1,031	77,427
Huber + Suhner AG, Registered	373	35,552
Interroll Holding AG, Registered	12	53,952
Kardex Holding AG, Registered	124	40,701
Komax Holding AG, Registered(b)	76	21,056
Landis+Gyr Group AG	526	35,503
Schweiter Technologies AG, Bearer	21	31,159
SFS Group AG	363	50,111
Softwareone Holding AG	2,221	47,971
St. Galler Kantonalbank AG, Class A, Registered	57	27,211

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Swissquote Group Holding SA, Registered	188	$41,164
u-blox Holding AG(b)	142	10,946
Valiant Holding AG, Registered	336	33,603
Vetropack Holding AG, Registered	264	16,688
Vontobel Holding AG, Registered	592	51,766
Ypsomed Holding AG, Registered	69	14,084
Zehnder Group AG, Registered	215	21,881
		969,458
United Kingdom — 15.7%
AG Barr PLC	1,735	12,210
Assura PLC	56,922	53,779
Balfour Beatty PLC	14,259	50,793
Bank of Georgia Group PLC	819	18,491
Beazley PLC(b)	13,020	82,331
Big Yellow Group PLC	3,504	80,960
BMO Commercial Property Trust Ltd.	11,497	16,377
Bodycote PLC	4,070	47,703
Brewin Dolphin Holdings PLC	6,353	31,817
Chemring Group PLC	6,118	24,885
Close Brothers Group PLC	3,252	62,025
CLS Holdings PLC	3,325	9,851
Currys PLC	21,598	33,578
Drax Group PLC	8,617	70,869
Endeavour Mining PLC	4,104	92,964
Essentra PLC	6,404	29,992
Ferrexpo PLC	6,545	26,640
Frasers Group PLC(b)	4,009	42,064
Hays PLC	33,562	66,639
IG Group Holdings PLC	7,904	87,366
IP Group PLC	21,983	37,195
Jupiter Fund Management PLC	9,502	32,949
Keller Group PLC	1,517	20,225
LondonMetric Property PLC	19,103	73,415
Man Group PLC	30,650	94,340
Mediclinic International PLC(b)	8,444	36,552
Morgan Advanced Materials PLC	6,156	29,872
Ninety One PLC	7,152	26,835
OSB Group PLC	8,162	61,368
Paragon Banking Group PLC	5,581	42,794
Petropavlovsk PLC(b)	66,567	17,491
Picton Property Income Ltd. (The)	11,619	16,041
Playtech PLC(b)	6,581	65,249
Plus500 Ltd.	2,157	39,788
PZ Cussons PLC	4,019	11,276
QinetiQ Group PLC	12,079	43,478
Rathbone Brothers PLC	1,258	34,100
Redde Northgate PLC	5,292	31,266
Redrow PLC	5,002	47,738
Safestore Holdings PLC	4,439	84,658
Security	Shares	Value

United Kingdom (continued)
Savills PLC	2,900	$55,239
Serco Group PLC	26,118	47,430
TBC Bank Group PLC	766	17,108
TI Fluid Systems PLC(c)	6,117	21,389
Tritax Big Box REIT PLC	37,311	125,873
UK Commercial Property REIT Ltd.	15,996	16,206
Ultra Electronics Holdings PLC.	1,508	65,116
Vesuvius PLC	4,588	28,117
Vistry Group PLC	4,782	76,495
Workspace Group PLC	2,888	31,605
		2,272,542
Total Common Stocks — 99.3%
(Cost: $13,835,693)		14,355,575

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	184	11,528
Schaeffler AG, Preference Shares, NVS	1,608	13,293
		24,821
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	863	16,868

Total Preferred Stocks — 0.3%
(Cost: $45,736)		41,689

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	80,099	80,123

Total Short-Term Investments — 0.6%
(Cost: $80,131)		80,123

Total Investments in Securities — 100.2%
(Cost: $13,961,560)		14,477,387

Other Assets, Less Liabilities — (0.2)%		(21,864)

Net Assets — 100.0%		$14,455,523

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$80,141	(a)	$—	$(10)	$(8)	$80,123	80,099	$247	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	—		—
					$(10)	$(8)	$80,123		$247		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	2	03/10/22	$35	$321

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,267,957	$10,087,618	$—	$14,355,575
Preferred Stocks	—	41,689	—	41,689
Money Market Funds	80,123	—	—	80,123
	$4,348,080	$10,129,307	$—	$14,477,387
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$321	$—	$321

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2021

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust